EQUITY - Warrants (Details) $ / shares in Units, $ in Thousands		7 Months Ended	12 Months Ended
	Jun. 02, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares
EQUITY
Ordinary shares, shares outstanding | shares		29,149,444	29,149,444	24,898,908
Ordinary shares, par value		$ 0.0001	$ 0.0001	$ 0.0001
Net proceeds | $			$ 21,652
Warrants
EQUITY
Fair value of warrants | $	$ 6,337
Conversion Agent Fee | $		$ 56
Offering expenses | $		21,708
Net proceeds | $		$ 21,652
Warrants | Stock price
EQUITY
Measurement input	17.15
Warrants | Risk-free interest rate
EQUITY
Measurement input	0.0384
Warrants | Volatility
EQUITY
Measurement input	0.9927
Warrants | Exercise price
EQUITY
Measurement input	18.00
Warrants | Dividend yield
EQUITY
Measurement input	0
Warrants | Follow-on offering
EQUITY
Aggregate amount of warrant | shares	2,000,000
Exercise price	$ 18.00
ADS | Follow-on offering
EQUITY
Issuance of shares on offering | shares	2,000,000
Ordinary Shares | Follow-on offering
EQUITY
Issuance of shares on offering | shares	2,000,000
Ordinary shares, par value	$ 0.0001